Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments

The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2015			December 31, 2014
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	6,797	186,610	179,813	6,797	186,610
Accumulated amortization	(101,023)	(6,797)	(107,820)	(92,167)	(6,797)	(98,964)

Net carrying amount	78,790	—	78,790	87,646	—	87,646